Share-based compensation (Details Narrative)	1 Months Ended			12 Months Ended
	Feb. 29, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares $ / shares	Jun. 30, 2023 $ / shares
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nominal or par value | $ / shares				$ 0.000004	$ 0.000004	$ 0.000004
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares		1,109,750	1,109,750
Recognised share-based compensation | $				$ 1,919,700
Outstanding stock options granted				0
Employees [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	1,109,750
Nominal or par value | $ / shares	$ 0.000004
Weighted average fair value | $ / shares					$ 2.35
Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognised share-based compensation | $				$ 7,200,064
Non Employees [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	4,162,250